Group Accounting Policies - Basis for preparation of Financial Statements on a going concern basis - (Details) € in Millions, $ in Millions	Feb. 02, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 29,232		$ 30,781	$ 20,380
0.875% Non-callable bond due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 750			€ 750
February 2023 committed bank facilities | Entering into new committed bank facilities
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 2,000
Debt instrument term	2 years